Capital Structure (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)	1,107,939
Warrants to purchasing common stock (in shares)	1,046,102
Purchase price per security (in dollars per share)	$ 28.3
Proceeds from issuance through private placement	$ 28.9
Entity obligate to pay investors if fails to meet legal requirement to registrant statement (in hundredths)		1.50%	6.00%
Entity obligate to pay investors if fails to satisfy current public information requirement (in hundredths)			12.00%